Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

January 24, 2014

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Form N-14 for Eaton Vance Municipals Trust (the “Registrant”)

(1940 Act File No. 811-4409)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance National Municipal Income Fund (the “National Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 488 thereunder, (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a Registration Statement on Form N-14 including the prospectus, statement of additional information, other information and exhibits.  The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

The purpose of the Registration Statement is to register National Fund shares to be issued in connection with a reorganization by and among the National Fund and Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund (each a “Fund” and collectively, the “Funds”) and each  a series of the Registrant.  Included in the Registration Statement, therefore, are a notice of meeting, proxy statement and prospectus, and form of proxy which are proposed to be used by the each of the Funds for a joint special meeting of shareholders to be held May 9, 2014.

No filing fee is required pursuant to Rule 429(a) under the 1933 Act and General Instruction B of Form N-14 because the Registrant has previously filed an election with a prior registration statement under Rule 24f-2 of the Investment Company Act of 1940 to register an indefinite number of shares.

It is intended that the Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the 1933 Act and that definitive proxy materials will be mailed to shareholders of each of the  Funds on or about March 7, 2014.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President